RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Net Financial Instrument Asset Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	$ (4)	$ (1,153)
Changes in fair value recognized in OCI	1,434	880	$ 502
Amounts reclassified from OCI to income	901	(1,656)	1,328
Balance, end of year	2,284	(4)	(1,153)
IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(855)	(748)
Balance, end of year	(336)	(855)	(748)
Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(38)	8
Balance, end of year	(43)	(38)	8
Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	284	128
Balance, end of year	136	284	128
Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	131	(326)
Balance, end of year	(390)	131	(326)
Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	2,505	1,540
Balance, end of year	3,765	2,505	1,540
Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Balance, beginning of year	(2,031)	(1,755)
Balance, end of year	(848)	(2,031)	$ (1,755)
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(738)	(50)
Changes in fair value	(24)	4
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(51)	(297)
Changes in fair value	(15)	4
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(29)	(3)
Changes in fair value	(8)	0
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(49)	25
Changes in fair value	(1)	0
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	(614)	221
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	5	4
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Designated As Hedging Instruments | Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value recognized in OCI	0	0
Changes in fair value	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	1,053	1,007
Amounts reclassified from OCI to income	110	(56)
Acquisitions, settlements and other	1,826	264
Foreign exchange gain (loss)	61	(20)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | IFRS 9 PPAs
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	18	68
Amounts reclassified from OCI to income	121	(1)
Acquisitions, settlements and other	446	121
Foreign exchange gain (loss)	0	(2)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Energy derivative contracts
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	65	30
Amounts reclassified from OCI to income	7	(94)
Acquisitions, settlements and other	(40)	21
Foreign exchange gain (loss)	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Interest rate swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	87	29
Amounts reclassified from OCI to income	(18)	39
Acquisitions, settlements and other	(173)	66
Foreign exchange gain (loss)	6	(3)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Foreign exchange swaps
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	(214)	176
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	307	60
Foreign exchange gain (loss)	0	0
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Investments in debt and equity securities
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	256	192
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	944	784
Foreign exchange gain (loss)	55	(15)
Derivative Financial Assets (Liabilities) Not Designated As Hedging Instruments | Tax equity
Disclosure of derivative assets liabilities net position [Line Items]
Changes in fair value	841	512
Amounts reclassified from OCI to income	0	0
Acquisitions, settlements and other	342	(788)
Foreign exchange gain (loss)	$ 0	$ 0